Montgomery, McCracken, Walker & Rhoads, llp attorneys at law
LibertyView 457 Haddonfield Road, Suite 600 Cherry Hill, NJ 08002-2220 856-488-7700 Fax 856-488-7720 1105 Market Street, 15th Floor Wilmington, DE 19801-1201 302-504-7800 Fax 302-504-7820	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620	1235 Westlakes Drive, Suite 200 Berwyn, PA 19312-2401 610-889-2210 Fax 610-889-2220 Cornerstone Commerce Center, 1201 New Road, Suite 100 Linwood, NJ 08221 609-601-3010 Fax 609-601-3011

March 25, 2011

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Rochdale High Yield Advances Fund LLC

Ladies and Gentlemen:

On behalf of Rochdale High Yield Advances Fund LLC (the “Fund”), attached herewith for filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), please find Form N-2.  This Form N-2 is being filed with the U. S. Securities and Exchange Commission to register the Fund as a closed-end, non-diversified, management investment company.  It is proposed that this filing become effective immediately upon filing.

This Form N-2 is being filed only pursuant to the 1940 Act.  The Fund is not registering its Units under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund will be privately placing its Units in an offering exempt from registration under the Securities Act pursuant to Section 4(2) thereof and Regulation D promulgated thereunder.

Please note that the Fund will not be including certified financial statements prior to its effectiveness of this Registration Statement in reliance upon Section 14(a)(3) of the 1940 Act.  Accordingly, after the effectiveness of this Registration Statement but before accepting subscriptions from more than 25 persons, the Fund shall file a Post-Effective Amendment to its Registration Statement on Form N-2 with certified financial statements.  An undertaking to this effect has been added to Part C.

Under separate cover, the Fund is filing a “Notification of Registration Filed Pursuant to Section 8(a)” on Form N-8A concurrently with the filing of this Form N-2.

♦  Philadelphia, PA  ♦  Cherry Hill, NJ  ♦  Wilmington, DE  ♦  Berwyn, PA  ♦  Linwood, NJ  ♦

A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA
LOUIS A. PETRONI – NEW JERSEY RESPONSIBLE PARTNER

Montgomery, McCracken, Walker & Rhoads, llp

U. S. Securities and Exchange Commission
March 25, 2011

Questions concerning this matter may be directed to Laura Anne Corsell at (215) 772-7598, or in her absence, Don E. Felice at (215) 772-7385.

Very truly yours,
/s/ LAURA ANNE CORSELL
Laura Anne Corsell

cc:	Don E. Felice, Esq.
Kurt Hawkesworth, Esq.

Enclosure